Amounts Due to Related Party (Tables)	12 Months Ended
Dec. 31, 2014
Amounts Due to Related Party [Abstract]
Amounts Due to Related Party
	December 31, 2014	December 31, 2013
Warren Zhao (Shareholder/President)	1,187,943	1,141,460
Peter Dong (Shareholder / COO/CFO)	162,707	163,607
Others	3,964	27,987
Total	$1,354,614	$1,333,054